EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jun. 30, 2018
EXPLORATION AND EVALUATION ASSETS [Abstract]
EXPLORATION AND EVALUATION ASSETS
7.	EXPLORATION AND EVALUATION ASSETS

	2018	2017
	US$	US$
Areas of interest
Piedmont Lithium Project[1]	742,017	177,800
Yalgoo Gold Project[2]	—	—
Carrying amount at June 30[4]	742,017	177,800

Reconciliation
Carrying amount at July 1	177,800	38,709
Additions[3]	564,217	181,264
Impairment[2]	—	(39,251)
Exchange differences	—	(3,464)
Carrying amount at June 30[4]	742,017	177,800

Notes:
1
During fiscal 2017 and 2018 the Group entered into exclusive option agreements with local landowners, which upon exercise, allows the Group to purchase (or in some cases long term lease) approximately 1,199 acres of surface property and the associated mineral rights from the local landowners (the “Piedmont Lithium Project”).

2
During fiscal 2017, the Group surrendered its Yalgoo gold tenement located in in Western Australia following a review of exploration results received to-date. Accordingly, the decision was taken to write-off all capitalised exploration costs associated with this tenement, being a total of US$39,251.

3
During fiscal 2018, the Group made land acquisition payments and land option payments totalling US$564,217 (2017: US$181,264) to landowners which have been treated as acquisition costs and capitalised as ‘exploration and evaluation assets’. No liability has been recorded for the consideration payable to landowners if the Group chooses to exercise the options (refer to Note 18 for further details of contingent liabilities).

4	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.